J.P. MORGAN MONEY MARKET FUNDS

JPMORGAN TRUST I

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan California Municipal Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan New York Municipal Money Market Fund

JPMorgan Prime Money Market Fund

JPMorgan Tax Free Money Market Fund

Prospectuses and Statement of Additional Information dated July 1, 2018, as supplemented

JPMORGAN TRUST II

JPMorgan Liquid Assets Money Market Fund

JPMorgan Municipal Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

Prospectuses and Statement of Additional Information dated July 1, 2018, as supplemented

JPMORGAN TRUST IV

JPMorgan Institutional Tax Free Money Market Fund

Prospectuses and Statement of Additional Information dated July 1, 2018, as supplemented

JPMorgan Securities Lending Money Market Fund

Prospectus and Statement of Additional Information dated September 12, 2018, as supplemented

(All Share Classes)

(each a “Money Market Fund” and collectively, the “Money Market Funds”)

Supplement dated December 3, 2018 to the Prospectuses and the

Statements of Additional Information as dated above

Effective January 1, 2019, the fee rates payable by each Money Market Fund to J.P. Morgan Investment Management Inc. (“JPMIM” or the “Administrator”) for administration services will change. To reflect this new administration fee schedule the following changes are being made to the Money Market Funds’ prospectuses and Statements of Additional Information (“SAI”):

The information in the “The Fund’s Management and Administration — The Fund’s Administrator” or the “The Funds’ Management and Administration — The Funds’ Administration” section, as applicable, of each Money Market Fund’s prospectus is hereby amended to include the following:

Effective January 1, 2019, the Administrator receives a pro-rata portion of the following annual fee on behalf of each Money Market Fund for administration services: 0.070% of the first $150 billion of average daily net assets of all money market funds in the J.P. Morgan Funds Complex, plus 0.050% of average daily net assets of such Money Market Funds between $150 billion and $300 billion, plus 0.030% of average daily net assets of such Money Market Funds between $300 billion and $400 billion, plus 0.010% of the average daily net assets of such Money Market Funds over $400 billion.

Additionally, a corresponding change will also be made to the “Administrator” section in Part II of each Money Market Fund’s SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-MM-1218